INCOME TAXES (Details 4)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective federal tax rate	34.00%	34.00%
State tax rate, net of federal benefit	1.42%	2.94%
Change in fair value derivative liability	(1.32%)	1.42%
Debt discount amortization	(4.11%)	(0.01%)
Share based compensation differences and forfeitures	(2.28%)	(4.18%)
Change in rate	(5.90%)	2.34%
Other permanent differences	(12.29%)	(1.07%)
Other	(0.10%)	0.01%
Valuation allowance	(9.42%)	(35.45%)
Net	0.00%	0.00%